Financial Risk Management - Disclosure of Financial Instruments by Type of Interest Rate (Details) (Bendon Limited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Total	$ 1,247	$ 1,159
Bendon Limited [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Bank overdrafts					$ 18,064
Total		52,121	68,998	77,593	56,273
Bendon Limited [Member] | Floating Rate Instruments [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Bank overdrafts					14,481
Working capital financing bank facility		22,489	31,710	32,877	3,387
Convertible notes		1,740	16,474
Borrowings		16,000	16,000	16,000	17,841
Total		$ 40,229	$ 64,184	$ 48,877	$ 35,709